The changes in the contractual obligation are shown below (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Balance at the beginning of the year	$ 166,025	$ 180,522
Revenues recognition upon ore delivery	(45,309)	(28,492)
Increase (decrease) through cumulative catch-up adjustments to revenue arising from change in measure of progress, contract liabilities	19,580	7,813
Accretion for the year	6,936	6,182
Balance at the end of year	147,232	166,025
Current	33,156	27,132
Non-current	$ 114,076	$ 138,893